Leases - Operating Lease Costs, and Cash Flow Information (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 38.3	$ 37.5	$ 49.7
Short-term and variable lease cost	19.5	21.8
Total lease cost	57.8	59.3	81.3
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows - Payments on operating leases	38.3	37.5
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$ 42.0	$ 142.8	$ 157.0